Other Income (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2022	Mar. 31, 2021
Other Income (Details) [Line Items]
Acquired amount		$ 1,900
Consideration amount	$ 59,000	59,000
Other finance income		1,490
Reachnet [Member]
Other Income (Details) [Line Items]
Other income		$ 14,390	$ 14,650